Variable Interest Entities (Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	¥ 9,855,834	¥ 10,274,663
Trading account assets of consolidated variable interest entities	1,171,097	1,158,121
Cash and due from banks of consolidated variable interest entities	52,793	43,884
Interest-earning deposits in other banks of consolidated variable interest entities	90,186	92,089
Investment securities of consolidated variable interest entities	505,768	493,095
Loans of consolidated variable interest entities	7,744,987	8,150,027
All other assets of consolidated variable interest entities	291,003	337,447
Total consolidated liabilities of consolidated variable interest entities	8,593,482	8,993,489
Other short-term borrowing of consolidated variable interest entities	4,417,958	4,569,304
Long-term borrowing of consolidated variable interest entities	2,739,217	2,891,163
Deposits of consolidated variable interest entities	971,659	1,017,160
All other liabilities of consolidated variable interest entities	464,648	515,862
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	4,895,868	5,080,030
Trading account assets of consolidated variable interest entities	1,281	569
Cash and due from banks of consolidated variable interest entities	28,174	33,432
Interest-earning deposits in other banks of consolidated variable interest entities	40,895	38,418
Investment securities of consolidated variable interest entities	404,276	391,751
Loans of consolidated variable interest entities	4,413,407	4,603,010
All other assets of consolidated variable interest entities	7,835	12,850
Total consolidated liabilities of consolidated variable interest entities	4,901,359	5,085,180
Other short-term borrowing of consolidated variable interest entities	4,291,831	4,434,957
Long-term borrowing of consolidated variable interest entities	203,000	227,120
All other liabilities of consolidated variable interest entities	406,528	423,103
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	172,832	171,509
Trading account assets of consolidated variable interest entities	10,593	14,200
Cash and due from banks of consolidated variable interest entities	585	273
Interest-earning deposits in other banks of consolidated variable interest entities	1,574	1,524
Investment securities of consolidated variable interest entities	2,025	2,025
Loans of consolidated variable interest entities	147,478	146,287
All other assets of consolidated variable interest entities	10,577	7,200
Total consolidated liabilities of consolidated variable interest entities	171,080	156,387
Other short-term borrowing of consolidated variable interest entities	11,509	17,077
Long-term borrowing of consolidated variable interest entities	158,584	138,577
All other liabilities of consolidated variable interest entities	987	733
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	1,302,282	1,342,526
Trading account assets of consolidated variable interest entities	1,108,070	1,113,959
Cash and due from banks of consolidated variable interest entities	23,788	9,872
Interest-earning deposits in other banks of consolidated variable interest entities	16,665	20,102
Investment securities of consolidated variable interest entities	14,709	15,637
Loans of consolidated variable interest entities	166	654
All other assets of consolidated variable interest entities	138,884	182,302
Total consolidated liabilities of consolidated variable interest entities	39,525	69,270
Other short-term borrowing of consolidated variable interest entities	1,885	1,187
Long-term borrowing of consolidated variable interest entities	15,392	17,898
All other liabilities of consolidated variable interest entities	22,248	50,185
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	62,185	46,014
Trading account assets of consolidated variable interest entities	45,525	29,360
Investment securities of consolidated variable interest entities	5,725
Loans of consolidated variable interest entities	10,935	16,654
Total consolidated liabilities of consolidated variable interest entities	62,212	46,082
Long-term borrowing of consolidated variable interest entities	60,972	45,680
All other liabilities of consolidated variable interest entities	1,240	402
Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	2,304,498	2,456,025
Trading account assets of consolidated variable interest entities	4,964
Interest-earning deposits in other banks of consolidated variable interest entities	230	209
Loans of consolidated variable interest entities	2,203,790	2,359,936
All other assets of consolidated variable interest entities	95,514	95,880
Total consolidated liabilities of consolidated variable interest entities	2,302,580	2,458,876
Other short-term borrowing of consolidated variable interest entities	31,783	27,400
Long-term borrowing of consolidated variable interest entities	2,269,518	2,429,956
All other liabilities of consolidated variable interest entities	1,279	1,520
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	978,589	1,030,902
Trading account assets of consolidated variable interest entities	664	33
Interest-earning deposits in other banks of consolidated variable interest entities	3,967	4,778
Investment securities of consolidated variable interest entities	78,965	83,609
Loans of consolidated variable interest entities	891,284	938,213
All other assets of consolidated variable interest entities	3,709	4,269
Total consolidated liabilities of consolidated variable interest entities	977,735	1,030,686
Deposits of consolidated variable interest entities	971,659	1,017,160
All other liabilities of consolidated variable interest entities	6,076	13,526
Others [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	139,580	147,657
Cash and due from banks of consolidated variable interest entities	246	307
Interest-earning deposits in other banks of consolidated variable interest entities	26,855	27,058
Investment securities of consolidated variable interest entities	68	73
Loans of consolidated variable interest entities	77,927	85,273
All other assets of consolidated variable interest entities	34,484	34,946
Total consolidated liabilities of consolidated variable interest entities	138,991	147,008
Other short-term borrowing of consolidated variable interest entities	80,950	88,683
Long-term borrowing of consolidated variable interest entities	31,751	31,932
All other liabilities of consolidated variable interest entities	¥ 26,290	¥ 26,393